WisdomTree International Utilities Sector Fund

Supplement Dated April 14, 2011

To The Prospectus and Statement of Additional Information

Dated July 29, 2010

The following information supplements and should be read in conjunction with the Prospectus and Statement of

Additional Information for the WisdomTree International Utilities Sector Fund (the “Fund”).

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to modify the Fund’s investment objective and strategies and to change the Fund’s name. Effective as of June 17, 2011, the Fund will be renamed the WisdomTree Global ex-US Utilities Fund. The Fund will continue to invest in non-U.S. utilities companies in substantially the same manner, except that it will expand its focus to include investments in emerging market countries and Canada.

Upon implementation, the Fund’s new investment objective will be to seek investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Global ex-US Utilities Index (the “New Index”). The New Index measures the performance of utilities companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Utilities” sector. The New Index is comprised of the 100 largest qualifying utilities companies ranked by market capitalization. Companies are weighted in the New Index based on their dividend yields.

WisdomTree is making the change because it believes that a broader global utilities strategy with exposure to emerging markets will benefit Fund investors. In particular, the change is intended to position the Fund to benefit from potential growth in emerging market countries. In addition to the potential benefits, this change presents the following risks in addition to those described in the Fund’s prospectus:

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Large-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of large-capitalization companies. The securities of large-capitalization companies may underperform other equity market segments or the equity market as a whole.

The Fund’s expense ratio will not change.

For more information please go to www.wisdomtree.com or call 1-866-909-9473.

WIS-SPA-002-0411

WisdomTree International Energy Sector Fund

Supplement Dated April 14, 2011

To The Prospectus and Statement of Additional Information

Dated July 29, 2010

The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information for the WisdomTree International Energy Sector Fund (the “Fund”).

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to modify the Fund’s investment objective and strategies and to change the Fund’s name. Effective as of June 17, 2011, the Fund will be renamed the WisdomTree Global Natural Resources Fund.

The Fund currently invests in Energy sector companies in developed markets outside the United States and Canada. Upon implementation of the change, the Fund will expand its focus to include equity securities of companies in the “Global Natural Resources” sector. The Fund will invest in issuers from developed market countries, such as Canada and the United States, as well as issuers from emerging market countries. The Fund’s new investment objective will be to seek investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index (the “New Index”). The New Index measures the performance of dividend-paying companies in the Global Natural Resources sector. These companies include energy companies (such as oil and gas producers) and basic materials companies (such as metal and mining companies). The New Index is comprised of the 100 largest qualifying companies ranked by market capitalization. Companies are weighted in the New Index based on their dividend yields.

WisdomTree is making this change because it believes that a more diversified energy and natural resources strategy with exposure to emerging markets will benefit investors. In particular, the change is intended to position the Fund to benefit from potential growth in emerging market countries and increased demand for physical commodities. In addition to the potential benefits, this change presents the following risks in addition to those described in the Fund’s prospectus:

Global Natural Resources Investing. The Fund invests a significant portion of its assets in equity securities of companies in the Global Natural Resources sector. As the demand for, or price of, natural resources increases, the value of the Fund’s equity investments generally would be expected to also increase. Conversely, declines in the demand for, or price of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Large-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of large-capitalization companies. The securities of large-capitalization companies may underperform other equity market segments or the equity market as a whole.

The Fund’s expense ratio will not change.

For more information please go to www.wisdomtree.com or call 1-866-909-9473.

WIS-SP-002-0411

WisdomTree Pacific ex-Japan Equity Income Fund

Supplement Dated April 14, 2011

To The Prospectus and Statement of Additional Information

Dated July 29, 2010

The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information for the WisdomTree Pacific ex-Japan Equity Income Fund (the “Fund”).

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to modify the Fund’s investment objective and strategies and to change the Fund’s name. Effective as of June 17, 2011, the Fund will be renamed the WisdomTree Australia Dividend Fund. Like other Pacific ex-Japan Funds, the Fund has historically invested a significant portion of its assets in companies organized in Australia. The change will focus the Fund’s investments exclusively in companies organized in Australia and will eliminate exposure to companies in other Pacific region countries.

Upon implementation, the Fund’s new investment objective will be to seek investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index (the “New Index”). The New Index measures the performance of dividend-paying companies organized and listed for trading in Australia. The New Index is comprised of the 10 largest qualifying companies from each sector ranked by market capitalization. Companies are weighted in the New Index based on their dividend yields.

The change is intended to position the Fund to benefit from potential positive returns in the market for Australian equity securities. In addition to the potential benefits of investing in Australia, the Fund will be exposed to the unique risks of Australian equity investments. Accordingly, disclosure regarding “Geographic Investment Risk” in the Fund’s registration statement will be replaced with the following:

Investment in Australia. The Fund invests substantially all of its assets in Australian equity securities. The Australian economy is heavily dependent on the demand for commodities and natural resources and declines in the demand for such products may have an adverse impact on the Fund’s returns. The Fund is susceptible to loss due to adverse market, political, regulatory, and other events affecting Australia. These events may in turn adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

The Fund’s expense ratio will not change.

For more information please go to www.wisdomtree.com or call 1-866-909-9473.

WIS-SPC-002-0411

WisdomTree World ex-U.S. Growth Fund

Supplement Dated April 14, 2011

To The Prospectus and Statement of Additional Information

Dated July 29, 2010

The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information for the WisdomTree World ex-U.S. Growth Fund (the “Fund”).

Effective as of June 17, 2011, the Fund will be renamed the WisdomTree Global ex-US Growth Fund. The Fund’s name is being changed in order to better align the Fund with the other Global Equity ETFs in the WisdomTree family of funds.

For more information please go to www.wisdomtree.com or call 1-866-909-9473.

WIS-SPE-002-0411

WisdomTree International Real Estate Fund

Supplement Dated April 14, 2011

To The Prospectus and Statement of Additional Information

Dated July 29, 2010

The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information for the WisdomTree International Real Estate Fund (the “Fund”).

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to modify the Fund’s investment objective and strategies and to change the Fund’s name. Effective as of June 17, 2011, the Fund will be renamed the WisdomTree Global ex-US Real Estate Fund. The Fund will continue to invest in non-U.S. real estate issuers in substantially the same manner, except that it will expand its focus to include investments in emerging market countries and Canada.

Upon implementation of the change, the Fund’s new investment objective will be to seek investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Global ex-US Real Estate Index (the “New Index”). The New Index measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate” sector. The New Index is comprised of real estate companies with market capitalizations greater than $1 billion. Companies are weighted in the New Index based on regular cash dividends paid. The New Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified real estate investment trusts or “REITs.”

WisdomTree is making the change because it believes that a broader global real estate strategy with exposure to emerging markets will benefit Fund investors. In particular, the change is intended to position the Fund to benefit from potential growth in emerging market countries. In addition to the potential benefits, this change presents the following risks in addition to those described in the Fund’s prospectus:

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

The Fund’s expense ratio will not change.

For more information please go to www.wisdomtree.com or call 1-866-909-9473.

WIS-SPF-002-0411

WisdomTree Dreyfus Euro Fund

Supplement Dated April 14, 2011

To The Prospectus and Statement of Additional Information

Dated December 29, 2010

The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information for the WisdomTree Dreyfus Euro Fund (the “Fund”).

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to modify the Fund’s investment objective and strategies and to change the Fund’s name. Effective on or after June 27, 2011, the Fund will be renamed the WisdomTree Dreyfus Euro Debt Fund.

The Fund currently seeks to earn current income reflective of money market rates available to foreign investors within the European Union and to maintain liquidity and preserve capital measured in Euros. Upon implementation of the change, the Fund’s new investment objective will be to seek a high level of total returns consisting of both income and capital appreciation. In pursuing its new investment objective, the Fund will shift its focus from very short-term, Euro-denominated money market instruments to intermediate-term, Euro-denominated bonds and other debt obligations. Upon implementation, the Fund will seek to maintain an average portfolio duration of two to seven years.

This change is intended to position the Fund to benefit from the potentially higher income and yields offered by a portfolio of intermediate-term bonds. In addition to the potential benefits, this change will make the Fund more sensitive to interest rate and credit rate risk due to its longer portfolio duration.

The Fund currently pays dividends, if any, on a quarterly basis. Upon implementation of the change, the Fund intends to pay dividends on a monthly basis. The Fund’s expense ratio will not change.

For more information please go to www.wisdomtree.com or call 1-866-909-9473.

WIS-SPA-001-0411

WisdomTree Dreyfus New Zealand Dollar Fund

Supplement Dated April 14, 2011

To The Prospectus and Statement of Additional Information

Dated December 29, 2010

The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information for the WisdomTree Dreyfus New Zealand Dollar Fund (the “Fund”).

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to modify the Fund’s investment objective and strategies and to change the Fund’s name. Effective on or after August 26, 2011, the Fund will be renamed the WisdomTree Dreyfus Australia & New Zealand Debt Fund.

The Fund currently seeks to earn current income reflective of money market rates available to foreign investors within New Zealand and changes in value of the New Zealand dollar relative to the U.S. dollar. Upon implementation of the change, the Fund’s new objective will be to seek a high level of total returns consisting of both income and capital appreciation. The Fund will expand its geographic scope to include both Australia and New Zealand. In pursuing its new investment objective, the Fund will shift its focus from very short-term, money market instruments denominated in New Zealand dollars to intermediate-term bonds and other debt obligations denominated in Australian or New Zealand dollars. While the Fund will invest a significant portion of its assets in government obligations, the Fund may also invest in corporate debt. Upon implementation, the Fund will seek to maintain an average portfolio duration of two to seven years.

This change is intended to position the Fund to benefit from the potentially higher income and yields offered by a portfolio of intermediate-term bonds. In addition to the potential benefits, this change will make the Fund more sensitive to interest rate risk and credit rate risk due to its longer portfolio duration.

The change will also diversify the Fund’s investments by increasing the Fund’s exposure to bonds and other debt obligations of Australian issuers while decreasing the Fund’s exposure to New Zealand issuers. Although the Fund’s performance after implementation of the change will be tied to conditions in both Australia and New Zealand, the performance of the Fund may be more volatile than the performance of funds that are more geographically diversified.

The Fund currently pays dividends, if any, on an annual basis. Upon implementation of the change, the Fund intends to pay dividends on a monthly basis. The Fund’s expense ratio will not change.

For more information please go to www.wisdomtree.com or call 1-866-909-9473.

WIS-SPB-001-0411

WisdomTree International Basic Materials Sector Fund

Supplement Dated April 14, 2011

To The Prospectus and Statement of Additional Information

Dated July 29, 2010

The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information for the WisdomTree International Basic Materials Sector Fund (the “Fund”).

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to modify the Fund’s investment objective and strategies and to change the Fund’s name. Effective as of June 17, 2011, the Fund will be renamed the WisdomTree Commodity Country Equity Fund.

Upon implementation, the Fund’s new investment objective will be to seek investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index (the “New Index”). The New Index measures the performance of dividend-paying companies from “commodity countries.” For these purposes, a “commodity country” is a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials). As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and stock market returns. Conversely, declines in the demand for, or price of, such commodities can have a negative impact on a country’s economy and stock price returns. The New Index is comprised of dividend-paying companies (ranked by market capitalization) from each of the following commodity countries: Australia, Brazil, Canada, Chile, New Zealand, Norway, Russia and South Africa. Each country has an allocation of approximately 12.5% within the New Index. Up to 20 qualifying companies may be included in each country allocation. Companies are weighted within each country allocation based on annual cash dividends paid.

WisdomTree believes that investors are looking for global exposures that capitalize on the growing worldwide demand for commodities. The change will broaden the Fund’s exposure beyond a single commodity-based sector and expand the Fund’s investments into emerging markets. The change is intended to position the Fund to benefit from potentially increased demand for global commodities through investment in dividend-paying securities of issuers in major commodity-producing countries. In addition to the potential benefits, this change presents the following risks in addition to the risks described in the Fund’s prospectus:

Commodity Country Risk. The Fund invests a significant portion of its assets in investments designed to provide exposure to equity securities of selected commodity-producing countries. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of such equity securities. Conversely, declines in the demand for, or price of, such commodities historically have contributed to declines in the economies of such countries and the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

The Fund’s expense ratio will not change.

For more information please go to www.wisdomtree.com or call 1-866-909-9473.

WIS-SPG-002-0411

WisdomTree Pacific ex-Japan Total Dividend Fund

Supplement Dated April 14, 2011

To The Prospectus and Statement of Additional Information

Dated July 29, 2010

The following information supplements and should be read in conjunction with the Prospectus and Statement of Additional Information for the WisdomTree Pacific ex-Japan Total Dividend Fund (the “Fund”).

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to modify the Fund’s investment objective and strategies and to change the Fund’s name. Effective as of June 17, 2011, the Fund will be renamed the WisdomTree Asia Pacific ex-Japan Fund. The Fund will expand its focus to include investments in the broader Asia Pacific region and will invest in equity securities of issuers in both developed and emerging market countries.

Upon implementation, the Fund’s new investment objective will be to seek investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index (the “New Index). The New Index measures the performance of dividend-paying companies incorporated in the Asia Pacific region (excluding Japan). The New Index includes companies incorporated in one of the following countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan, and Thailand. The New Index consists of the 300 qualifying companies with the highest market capitalizations. Companies are weighted in the New Index based on annual cash dividends paid. Exposure to any single country is capped at 25%.

This change is intended to position the Fund to benefit from potential growth in the Asia Pacific region, and in particular, potential growth in developing and emerging market countries. In addition to the potential benefits, this change presents the following additional risks:

Investment in the Asia Pacific Region. To the extent that the Fund’s investments are concentrated in the Asia Pacific Region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and other events, such as natural disasters, affecting that region. While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Large-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of large-capitalization companies. The securities of large-capitalization companies may underperform other equity market segments or the equity market as a whole.

The Fund’s expense ratio will not change.

For more information please go to www.wisdomtree.com or call 1-866-909-9473.

WIS-SPD-002-0411